CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Schedule of condensed statements of operations

Three months ended March 31, 2015:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non- Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Revenues
Admissions	$—	$417,689	$1,005	$—	$418,694
Food and beverage	—	200,108	416	—	200,524
Other theatre	—	33,779	127	—	33,906

Total revenues	—	651,576	1,548	—	653,124

Operating costs and expenses
Film exhibition costs	—	222,628	460	—	223,088
Food and beverage costs	—	28,424	84	—	28,508
Operating expense	68	186,352	838	—	187,258
Rent	—	117,484	437	—	117,921
General and administrative:
Merger, acquisition and transaction costs	—	1,578	—	—	1,578
Other	—	4,940	1	—	4,941
Depreciation and amortization	—	57,754	23	—	57,777

Operating costs and expenses	68	619,160	1,843	—	621,071

Operating income (loss)	(68)	32,416	(295)	—	32,053
Other expense (income)
Equity in net (earnings) loss of subsidiaries	(3,186)	295	—	2,891	—
Interest expense:
Corporate borrowings	26,017	34,899	—	(34,837)	26,079
Capital and financing lease obligations	—	2,373	—	—	2,373
Equity in earnings of non-consolidated entities	—	(1,324)	—	—	(1,324)
Investment income	(29,037)	(10,943)	—	34,837	(5,143)

Total other expense (income)	(6,206)	25,300	—	2,891	21,985

Earnings (loss) from continuing operations before income taxes	6,138	7,116	(295)	(2,891)	10,068
Income tax provision	—	3,930	—	—	3,930

Net earnings (loss)	$6,138	$3,186	$(295)	$(2,891)	$6,138

Three months ended March 31, 2014:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non- Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Revenues
Admissions	$—	$407,946	$1,074	$—	$409,020
Food and beverage	—	181,317	447	—	181,764
Other theatre	—	31,906	68	—	31,974

Total revenues	—	621,169	1,589	—	622,758

Operating Costs and Expenses
Film exhibition costs	—	211,632	468	—	212,100
Food and beverage costs	—	25,005	118	—	25,123
Operating expense	(80)	178,818	955	—	179,693
Rent	—	114,470	474	—	114,944
General and administrative:
Merger, acquisition and transaction costs	—	362	—	—	362
Other	—	18,219	1	—	18,220
Depreciation and amortization	—	54,749	28	—	54,777

Operating costs and expenses	(80)	603,255	2,044	—	605,219

Operating income (loss)	80	17,914	(455)	—	17,539
Other expense (income)
Equity in net (earnings) loss of subsidiaries	7,968	454	—	(8,422)	—
Other expense (income)	—	(4,229)	—	—	(4,229)
Interest expense:
Corporate borrowings	29,618	39,744	—	(39,704)	29,658
Capital and financing lease obligations	—	2,525	—	—	2,525
Equity in earnings of non-consolidated entities	—	5,384	—	—	5,384
Investment income	(32,998)	(14,562)	(1)	39,704	(7,857)

Total other expense (income)	4,588	29,316	(1)	(8,422)	25,481

Loss from continuing operations before income taxes	(4,508)	(11,402)	(454)	8,422	(7,942)
Income tax benefit	—	(3,100)	—	—	(3,100)

Loss from continuing operations	(4,508)	(8,302)	(454)	8,422	(4,842)
Earnings from discontinued operations, net of income taxes	—	334	—	—	334

Net loss	$(4,508)	$(7,968)	$(454)	$8,422	$(4,508)

Twelve months ended December 31, 2014:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non- Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Revenues
Admissions	$—	$1,760,781	$4,607	$—	$1,765,388
Food and beverage	—	795,789	1,946	—	797,735
Other theatre	—	131,931	336	—	132,267

Total revenues	—	2,688,501	6,889	—	2,695,390

Operating costs and expenses
Film exhibition costs	—	932,108	2,138	—	934,246
Food and beverage costs	—	111,532	459	—	111,991
Operating expense	96	729,282	3,960	—	733,338
Rent	—	453,106	2,133	—	455,239
General and administrative:
Merger, acquisition and transaction costs	—	1,161	—	—	1,161
Other	—	64,831	42	—	64,873
Depreciation and amortization	—	216,258	63	—	216,321
Impairment of long-lived assets	—	3,149	—	—	3,149

Operating costs and expenses	96	2,511,427	8,795	—	2,520,318

Operating income (loss)	(96)	177,074	(1,906)	—	175,072
Other expense (income)
Equity in net (earnings) loss of subsidiaries	(51,401)	1,905	—	49,496	—
Other income	—	(8,344)	—	—	(8,344)
Interest expense:
Corporate borrowings	110,861	149,759	—	(149,548)	111,072
Capital and financing lease obligations	—	9,867	—	—	9,867
Equity in earnings of non-consolidated entities	—	(26,615)	—	—	(26,615)
Investment income	(123,636)	(34,056)	(1)	149,548	(8,145)

Total other expense (income)	(64,176)	92,516	(1)	49,496	77,835

Earnings (loss) from continuing operations before income taxes	64,080	84,558	(1,905)	(49,496)	97,237
Income tax provision	—	33,470	—	—	33,470

Earnings from continuing operations	64,080	51,088	(1,905)	(49,496)	63,767
Gain from discontinued operations, net of income taxes	—	313	—	—	313

Net earnings (loss)	$64,080	$51,401	$(1,905)	$(49,496)	$64,080

Twelve months ended December 31, 2013:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non- Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Revenues
Admissions	$—	$1,842,977	$4,350	$—	$1,847,327
Food and beverage	—	785,041	1,871	—	786,912
Other theatre	—	114,922	267	—	115,189

Total revenues	—	2,742,940	6,488	—	2,749,428

Operating costs and expenses
Film exhibition costs	—	974,917	1,995	—	976,912
Food and beverage costs	—	106,926	399	—	107,325
Operating expense	(102)	722,984	3,759	—	726,641
Rent	—	449,833	1,995	—	451,828
General and administrative:
Merger, acquisition and transaction costs	—	2,883	—	—	2,883
Other	—	97,259	29	—	97,288
Depreciation and amortization	—	197,486	51	—	197,537

Operating costs and expenses	(102)	2,552,288	8,228	—	2,560,414

Operating income (loss)	102	190,652	(1,740)	—	189,014
Other expense (income)
Equity in net (earnings) loss of subsidiaries	(349,185)	1,141	—	348,044	—
Other income	—	(1,415)	—	—	(1,415)
Interest expense:
Corporate borrowings	130,363	173,633	—	(174,033)	129,963
Capital and financing lease obligations	—	10,264	—	—	10,264
Equity in (earnings) loss of non-consolidated entities	2	(47,424)	(13)	—	(47,435)
Investment income	(145,478)	(30,373)	(266)	174,033	(2,084)

Total other expense (income)	(364,298)	105,826	(279)	348,044	89,293

Earnings (loss) from continuing operations before income taxes	364,400	84,826	(1,461)	(348,044)	99,721
Income tax benefit	—	(263,383)	—	—	(263,383)

Earnings (loss) from continuing operations	364,400	348,209	(1,461)	(348,044)	363,104
Gain from discontinued operations, net of income taxes	—	976	320	—	1,296

Net earnings (loss)	$364,400	$349,185	$(1,141)	$(348,044)	$364,400

Successor from Inception on August 31, 2012 through December 31, 2012:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non- Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Revenues
Admissions	$—	$547,094	$1,538	$—	$548,632
Food and beverage	—	229,101	638	—	229,739
Other theatre	—	32,990	131	—	33,121

Total revenues	—	809,185	2,307	—	811,492

Operating costs and expenses
Film exhibition costs	—	290,888	673	—	291,561
Food and beverage costs	—	30,374	171	—	30,545
Operating expense	(21)	229,199	1,256	—	230,434
Rent	—	142,698	676	—	143,374
General and administrative:
Merger, acquisition and transaction costs	—	3,366	—	—	3,366
Other	—	29,073	37	—	29,110
Depreciation and amortization	—	71,616	17	—	71,633

Operating costs and expenses	(21)	797,214	2,830	—	800,023

Operating income (loss)	21	11,971	(523)	—	11,469
Other expense (income)
Equity in net loss of subsidiaries	48,107	788	—	(48,895)	—
Other expense	—	49	—	—	49
Interest expense:
Corporate borrowings	45,145	61,280	—	(61,166)	45,259
Capital and financing lease obligations	—	1,873	—	—	1,873
Equity in losses of non-consolidated entities	348	2,114	18	—	2,480
Investment expense (income)	(50,909)	(9,967)	—	61,166	290

Total other expense	42,691	56,137	18	(48,895)	49,951

Loss from continuing operations before income taxes	(42,670)	(44,166)	(541)	48,895	(38,482)
Income tax provision	—	3,500	—	—	3,500

Loss from continuing operations	(42,670)	(47,666)	(541)	48,895	(41,982)
Loss from discontinued operations, net of income taxes	—	(441)	(247)	—	(688)

Net loss	$(42,670)	$(48,107)	$(788)	$48,895	$(42,670)

Predecessor from March 30, 2012 through August 30, 2012:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non- Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Revenues
Admissions	$—	$814,034	$1,997	$—	$816,031
Food and beverage	—	341,260	870	—	342,130
Other theatre	—	47,771	140	—	47,911

Total revenues	—	1,203,065	3,007	—	1,206,072

Operating costs and expenses
Film exhibition costs	—	435,526	1,013	—	436,539
Food and beverage costs	—	47,142	184	—	47,326
Operating expense	28	295,708	1,592	—	297,328
Rent	—	188,283	803	—	189,086
General and administrative:
Merger, acquisition and transaction costs	—	172	—	—	172
Management fee	—	2,500	—	—	2,500
Other	—	27,013	12	—	27,025
Depreciation and amortization	—	80,944	27	—	80,971

Operating costs and expenses	28	1,077,288	3,631	—	1,080,947

Operating income (loss)	(28)	125,777	(624)	—	125,125
Other expense (income)
Equity in earnings of subsidiaries	(88,759)	(15,269)	—	104,028	—
Other expense	—	960	—	—	960
Interest expense:
Corporate borrowings	67,366	87,133	—	(86,885)	67,614
Capital and financing lease obligations	—	2,390	—	—	2,390
Equity in (earnings) losses of non-consolidated entities	60	(6,382)	(1,223)	—	(7,545)
Investment income	(73,095)	(13,831)	—	86,885	(41)

Total other expense (income)	(94,428)	55,001	(1,223)	104,028	63,378

Earnings from continuing operations before income taxes	94,400	70,776	599	(104,028)	61,747
Income tax provision	—	2,500	—	—	2,500

Earnings from continuing operations	94,400	68,276	599	(104,028)	59,247
Gain from discontinued operations, net of income taxes	—	20,483	14,670	—	35,153

Net earnings	$94,400	$88,759	$15,269	$(104,028)	$94,400

Schedule of condensed statement of comprehensive income

Three months ended March 31, 2015:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non- Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Net earnings (loss)	$6,138	$3,186	$(295)	$(2,891)	$6,138
Equity in other comprehensive income (loss) of subsidiaries	(8,616)	536	—	8,080	—
Foreign currency translation adjustment, net of tax	—	440	536	—	976
Pension and other benefit adjustments:
Net loss arising during the period, net of tax	—	(45)	—	—	(45)
Prior service credit arising during the period, net of tax	—	746	—	—	746
Amortization of gain included in net periodic benefit costs, net of tax	—	(1,699)	—	—	(1,699)
Amortization of prior service credit included in net periodic benefit costs, net of tax	—	(1,762)	—	—	(1,762)
Curtailment gain reclassified to net periodic benefit costs, net of tax	—	(7,239)	—	—	(7,239)
Settlement gain reclassified to net periodic costs, net of tax	—	(175)	—	—	(175)
Unrealized gain on marketable securities:
Unrealized holding gain arising during the period, net of tax	—	825	—	—	825
Net holding gain reclassified to net investment income, net of tax	—	(4)	—	—	(4)
Unrealized gain from equity method investees' cash flow hedge, net of tax:
Unrealized holding loss arising during the period, net of tax	—	(361)	—	—	(361)
Net holding loss reclassified to equity in earnings of non-consolidated entities, net of tax	—	122	—	—	122

Other comprehensive income (loss)	(8,616)	(8,616)	536	8,080	(8,616)

Total comprehensive income (loss)	$(2,478)	$(5,430)	$241	$5,189	$(2,478)

Three months ended March 31, 2014:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non- Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Net loss	$(4,508)	$(7,968)	$(454)	$8,422	$(4,508)
Equity in other comprehensive income (loss) of subsidiaries	1,815	(87)	—	(1,728)	—
Foreign currency translation adjustment, net of tax	—	253	(87)	—	166
Pension and other benefit adjustments:
Amortization of gain included in net periodic benefit costs, net of tax	—	(211)	—	—	(211)
Amortization of prior service credit included in net periodic benefit costs, net of tax	—	(254)	—	—	(254)
Unrealized loss on marketable securities:
Unrealized holding gain arising during the period, net of tax	—	2,019	—	—	2,019
Net holding gain reclassified to net investment income, net of tax	—	(4)	—	—	(4)
Unrealized gain (loss) from equity method investees' cash flow hedge, net of tax:
Unrealized holding loss arising during the period, net of tax	—	(32)	—	—	(32)
Net holding loss reclassified to equity in loss of non-consolidated entities, net of tax	—	131	—	—	131

Other comprehensive income (loss)	1,815	1,815	(87)	(1,728)	1,815

Total comprehensive loss	$(2,693)	$(6,153)	$(541)	$6,694	$(2,693)

Schedule of condensed balance sheets

As of March 31, 2015:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non- Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Assets
Current assets:
Cash and equivalents	$334	$101,030	$41,389	$—	$142,753
Receivables, net	(21)	48,316	25	—	48,320
Deferred tax asset	—	107,938	—	—	107,938
Other current assets	—	85,328	1,439	—	86,767

Total current assets	313	342,612	42,853	—	385,778
Investment in equity of subsidiaries	1,600,969	28,849	—	(1,629,818)	—
Property, net	—	1,266,602	258	—	1,266,860
Intangible assets, net	—	223,314	—	—	223,314
Intercompany advances	1,679,967	(1,684,908)	4,941	—	—
Goodwill	—	2,291,943	—	—	2,291,943
Deferred tax asset	—	75,799	—	—	75,799
Other long-term assets	12,435	406,643	22	—	419,100

Total assets	$3,293,684	$2,950,854	$48,074	$(1,629,818)	$4,662,794

Liabilities and Stockholder's Equity
Current liabilities:
Accounts payable	$—	$210,021	$305	$—	$210,326
Accrued expenses and other liabilities	15,281	121,268	(90)	—	136,459
Deferred revenues and income	—	183,371	3	—	183,374
Current maturities of corporate borrowings and capital and financing lease obligations	14,484	9,417	—	—	23,901

Total current liabilities	29,765	524,077	218	—	554,060
Corporate borrowings	1,766,072	5,556	—	—	1,771,628
Capital and financing lease obligations	—	99,790	—	—	99,790
Exhibitor services agreement	—	319,859	—	—	319,859
Other long-term liabilities	—	400,603	19,007	—	419,610

Total liabilities	1,795,837	1,349,885	19,225	—	3,164,947
Stockholder's equity	1,497,847	1,600,969	28,849	(1,629,818)	1,497,847

Total liabilities and stockholder's equity	$3,293,684	$2,950,854	$48,074	$(1,629,818)	$4,662,794

As of December 31, 2014:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Assets
Current assets:
Cash and equivalents	$403	$174,117	$41,635	$—	$216,155
Receivables, net	(21)	99,224	49	—	99,252
Deferred tax asset	—	107,938	—	—	107,938
Other current assets	—	82,981	1,362	—	84,343

Total current assets	382	464,260	43,046	—	507,688
Investment in equity of subsidiaries	1,617,873	25,158	—	(1,643,031)	—
Property, net	—	1,246,945	285	—	1,247,230
Intangible assets, net	—	225,515	—	—	225,515
Intercompany advances	1,673,001	(1,675,584)	2,583	—	—
Goodwill	—	2,291,943	—	—	2,291,943
Deferred tax asset	—	73,817	—	—	73,817
Other long-term assets	13,129	404,454	21	—	417,604

Total assets	$3,304,385	$3,056,508	$45,935	$(1,643,031)	$4,763,797

Liabilities and Stockholder's Equity
Current liabilities:
Accounts payable	$—	$262,288	$347	$—	$262,635
Accrued expenses and other liabilities	6,102	130,213	(53)	—	136,262
Deferred revenues and income	—	213,881	1	—	213,882
Current maturities of corporate borrowings and capital and financing lease obligations	14,484	9,114	—	—	23,598

Total current liabilities	20,586	615,496	295	—	636,377
Corporate borrowings	1,769,576	5,556	—	—	1,775,132
Capital and financing lease obligations	—	101,533	—	—	101,533
Exhibitor services agreement	—	316,815	—	—	316,815
Other long-term liabilities	—	399,235	20,482	—	419,717

Total liabilities	1,790,162	1,438,635	20,777	—	3,249,574
Stockholder's equity	1,514,223	1,617,873	25,158	(1,643,031)	1,514,223

Total liabilities and stockholder's equity	$3,304,385	$3,056,508	$45,935	$(1,643,031)	$4,763,797

As of December 31, 2014:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Assets
Current assets:
Cash and equivalents	$403	$174,117	$41,635	$—	$216,155
Receivables, net	(21)	99,224	49	—	99,252
Deferred tax asset	—	107,938	—	—	107,938
Other current assets	—	82,981	1,362	—	84,343

Total current assets	382	464,260	43,046	—	507,688
Investment in equity of subsidiaries	1,617,873	25,158	—	(1,643,031)	—
Property, net	—	1,246,945	285	—	1,247,230
Intangible assets, net	—	225,515	—	—	225,515
Intercompany advances	1,673,001	(1,675,584)	2,583	—	—
Goodwill	—	2,291,943	—	—	2,291,943
Deferred tax asset	—	73,817	—	—	73,817
Other long-term assets	13,129	404,454	21	—	417,604

Total assets	$3,304,385	$3,056,508	$45,935	$(1,643,031)	$4,763,797

Liabilities and Stockholder's Equity
Current liabilities:
Accounts payable	$—	$262,288	$347	$—	$262,635
Accrued expenses and other liabilities	6,102	130,213	(53)	—	136,262
Deferred revenues and income	—	213,881	1	—	213,882
Current maturities of corporate borrowings and capital and financing lease obligations	14,484	9,114	—	—	23,598

Total current liabilities	20,586	615,496	295	—	636,377
Corporate borrowings	1,769,576	5,556	—	—	1,775,132
Capital and financing lease obligations	—	101,533	—	—	101,533
Exhibitor services agreement	—	316,815	—	—	316,815
Other long-term liabilities	—	399,235	20,482	—	419,717

Total liabilities	1,790,162	1,438,635	20,777	—	3,249,574
Stockholder's equity	1,514,223	1,617,873	25,158	(1,643,031)	1,514,223

Total liabilities and stockholder's equity	$3,304,385	$3,056,508	$45,935	$(1,643,031)	$4,763,797

As of December 31, 2013:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Assets
Current assets:
Cash and equivalents	$485	$501,989	$41,837	$—	$544,311
Receivables, net	(10)	106,096	62	—	106,148
Deferred tax asset	—	110,097	—	—	110,097
Other current assets	—	79,433	1,391	—	80,824

Total current assets	475	797,615	43,290	—	841,380
Investment in equity of subsidiaries	1,617,629	18,903	—	(1,636,532)	—
Property, net	—	1,179,666	88	—	1,179,754
Intangible assets, net	—	234,319	—	—	234,319
Intercompany advances	1,953,778	(1,953,145)	(633)	—	—
Goodwill	—	2,291,943	—	—	2,291,943
Deferred tax asset	—	96,824	—	—	96,824
Other long-term assets	7,841	394,031	632	—	402,504

Total assets	$3,579,723	$3,060,156	$43,377	$(1,636,532)	$5,046,724

Liabilities and Stockholder's Equity
Current liabilities:
Accounts payable	$—	$267,675	$488	$—	$268,163
Accrued expenses and other liabilities	306	170,676	(62)	—	170,920
Deferred revenues and income	—	202,833	—	—	202,833
Current maturities of corporate borrowings and capital and financing lease obligations	7,750	8,330	—	—	16,080

Total current liabilities	8,056	649,514	426	—	657,996
Corporate borrowings	2,062,728	6,944	—	—	2,069,672
Capital and financing lease obligations	—	109,258	—	—	109,258
Exhibitor services agreement	—	329,913	—	—	329,913
Other long-term liabilities	—	346,898	24,048	—	370,946

Total liabilities	2,070,784	1,442,527	24,474	—	3,537,785
Stockholder's equity	1,508,939	1,617,629	18,903	(1,636,532)	1,508,939

Total liabilities and stockholder's equity	$3,579,723	$3,060,156	$43,377	$(1,636,532)	$5,046,724

Schedule of condensed statements of cash flows

Three months ended March 31, 2015:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Cash flows from operating activities:
Net cash provided by operating activities	$11,443	$7,991	$2,129	$—	$21,563

Cash flows from investing activities:
Capital expenditures	—	(69,582)	(8)	—	(69,590)
Investments in non-consolidated entities, net	—	(152)	—	—	(152)
Other, net	—	(1,636)	—	—	(1,636)

Net cash used in investing activities	—	(71,370)	(8)	—	(71,378)

Cash flows from financing activities:
Cash used to pay dividends to Holdings	(19,821)	—	—	—	(19,821)
Principal payments under capital and financing lease obligations	—	(1,886)	—	—	(1,886)
Principle payments under Term Loan	(1,938)	—	—	—	(1,938)
Change in intercompany advances	10,247	(7,889)	(2,358)	—	—

Net cash used in financing activities	(11,512)	(9,775)	(2,358)	—	(23,645)

Effect of exchange rate changes on cash and equivalents	—	67	(9)	—	58

Net decrease in cash and equivalents	(69)	(73,087)	(246)	—	(73,402)
Cash and equivalents at beginning of period	403	174,117	41,635	—	216,155

Cash and equivalents at end of period	$334	$101,030	$41,389	$—	$142,753

Three months ended March 31, 2014:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$15,308	$(16,429)	$(454)	$—	$(1,575)

Cash flows from investing activities:
Capital expenditures	—	(55,562)	(37)	—	(55,599)
Investments in non-consolidated entities, net	—	(721)	—	—	(721)
Payments from the disposition of long-term assets	—	(128)	—	—	(128)
Other, net	—	(1,783)	—	—	(1,783)

Net cash used in investing activities	—	(58,194)	(37)	—	(58,231)

Cash flows from financing activities:
Proceeds from issuance of Senior Subordinated Notes due 2022	375,000	—	—	—	375,000
Repurchase of Senior Subordinated Notes due 2019	(496,903)	—	—	—	(496,903)
Payment of initial public offering costs	—	(281)	—	—	(281)
Deferred financing costs	(7,568)	—	—	—	(7,568)
Principal payments under capital and financing lease obligations	—	(1,672)	—	—	(1,672)
Principle payments under Term Loan	(1,938)	—	—	—	(1,938)
Change in intercompany advances	116,181	(116,542)	361	—	—

Net cash provided by (used in) financing activities	(15,228)	(118,495)	361	—	(133,362)

Effect of exchange rate changes on cash and equivalents	—	(53)	44	—	(9)

Net increase (decrease) in cash and equivalents	80	(193,171)	(86)	—	(193,177)
Cash and equivalents at beginning of period	485	501,989	41,837	—	544,311

Cash and equivalents at end of period	$565	$308,818	$41,751	$—	$351,134

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Cash flows from operating activities:
Net cash provided by operating activities	$13,212	$280,990	$3,100	$—	$297,302

Cash flows from investing activities:
Capital expenditures	—	(270,677)	(57)	—	(270,734)
Proceeds from the disposition of long-term assets	—	238	—	—	238
Investments in non-consolidated entities, net	—	(1,522)	—	—	(1,522)
Other, net	—	327	—	—	327

Net cash used in investing activities	—	(271,634)	(57)	—	(271,691)

Cash flows from financing activities:
Proceeds from issuance of Senior Subordinated Notes due 2022	375,000	—	—	—	375,000
Repurchase of Subordinated Notes due 2019	(639,728)	—	—	—	(639,728)
Payment of initial public offering costs	—	(281)	—	—	(281)
Principle payments under Term Loan	(7,750)	—	—	—	(7,750)
Principal payments under capital and financing lease obligations	—	(6,941)	—	—	(6,941)
Principal payments under promissory note	—	(1,389)	—	—	(1,389)
Principal amount of coupon payment under Senior Subordinated Notes due 2020	(6,227)	—	—	—	(6,227)
Deferred financing costs	(7,952)	—	—	—	(7,952)
Cash used to pay dividends to Holdings	(58,504)	—	—	—	(58,504)
Change in intercompany advances	331,867	(328,651)	(3,216)	—	—

Net cash used in financing activities	(13,294)	(337,262)	(3,216)	—	(353,772)

Effect of exchange rate changes on cash and equivalents	—	34	(29)	—	5

Net decrease in cash and equivalents	(82)	(327,872)	(202)	—	(328,156)
Cash and equivalents at beginning of period	485	501,989	41,837	—	544,311

Cash and equivalents at end of period	$403	$174,117	$41,635	$—	$216,155

Twelve months ended December 31, 2013:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$3,772	$354,520	$(950)	$—	$357,342

Cash flows from investing activities:
Capital expenditures	—	(260,633)	(190)	—	(260,823)
Acquisition of Rave theatres, net of cash acquired	—	(1,128)	—	—	(1,128)
Proceeds from the disposition of long-term assets	—	3,880	—	—	3,880
Investments in non-consolidated entities, net	—	(3,280)	15	—	(3,265)
Other, net	—	(7,448)	—	—	(7,448)

Net cash used in investing activities	—	(268,609)	(175)	—	(268,784)

Cash flows from financing activities:
Proceeds from issuance of Term Loan due 2020	773,063	—	—	—	773,063
Capital contribution from Holdings	355,580	—	—	—	355,580
Repayment of Term Loan due 2016	(464,088)	—	—	—	(464,088)
Repayment of Term Loan due 2018	(296,250)	—	—	—	(296,250)
Principle payments under Term Loan	(7,813)	—	—	—	(7,813)
Principal payments under capital and financing lease obligations	—	(6,446)	—	—	(6,446)
Deferred financing costs	(9,126)	—	—	—	(9,126)
Payment of construction payables	—	(19,404)	—	—	(19,404)
Cash used to pay dividends to Holdings	(588)	—	—	—	(588)
Change in intercompany advances	(354,373)	352,861	1,512	—	—

Net cash provided by (used in) financing activities	(3,595)	327,011	1,512	—	324,928

Effect of exchange rate changes on cash and equivalents	—	(101)	(2)	—	(103)

Net increase in cash and equivalents	177	412,821	385	—	413,383
Cash and equivalents at beginning of period	308	89,168	41,452	—	130,928

Cash and equivalents at end of period	$485	$501,989	$41,837	$—	$544,311

Successor from Inception on August 31, 2012 through December 31, 2012:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(21,605)	$143,430	$(47,933)	$—	$73,892

Cash flows from investing activities:
Capital expenditures	—	(72,765)	(9)	—	(72,774)
Merger, net of cash acquired	—	3,110	—	—	3,110
Acquisition of Rave theatres, net of cash acquired	—	(87,555)	—	—	(87,555)
Proceeds from the disposition of long-term assets	—	112	(22)	—	90
Investments in non-consolidated entities, net	—	(1,173)	(21)	—	(1,194)
Other, net	—	(575)	—	—	(575)

Net cash used in investing activities	—	(158,846)	(52)	—	(158,898)

Cash flows from financing activities:
Principle payments under Term Loan	(4,002)	—	—	—	(4,002)
Principal payments under capital and financing lease obligations	—	(875)	—	—	(875)
Capital contribution of Wanda	100,000	—	—	—	100,000
Payment of construction payables	—	22,487	—	—	22,487
Change in intercompany advances	(74,376)	23,867	50,509	—	—

Net cash provided by financing activities	21,622	45,479	50,509	—	117,610

Effect of exchange rate changes on cash and equivalents	—	3,779	(3,986)	—	(207)

Net increase (decrease) in cash and equivalents	17	33,842	(1,462)	—	32,397
Cash and equivalents at beginning of period	291	55,326	42,914	—	98,531

Cash and equivalents at end of period	$308	$89,168	$41,452	$—	$130,928

Predecessor from March 30, 2012 through August 30, 2012:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(3,735)	$82,423	$809	$—	$79,497

Cash flows from investing activities:
Capital expenditures	—	(40,095)	(21)	—	(40,116)
Proceeds from the disposition of long-term assets	—	7,134	157	—	7,291
Investments in non-consolidated entities, net	—	(17)	1,606	—	1,589
Other, net	—	205	—	—	205

Net cash provided by (used in) investing activities	—	(32,773)	1,742	—	(31,031)

Cash flows from financing activities:
Repurchase of Senior Subordinated Notes due 2014	(191,035)	—	—	—	(191,035)
Principle payments under Term Loan	(4,002)	—	—	—	(4,002)
Principal payments under capital and financing lease obligations	—	(1,298)	—	—	(1,298)
Deferred financing costs	(2,378)	—	—	—	(2,378)
Payment of construction payables	—	(23,575)	—	—	(23,575)
Change in intercompany advances	200,755	(200,872)	117	—	—

Net cash provided by (used in) financing activities	3,340	(225,745)	117	—	(222,288)

Effect of exchange rate changes on cash and equivalents	—	(588)	604	—	16

Net increase (decrease) in cash and equivalents	(395)	(176,683)	3,272	—	(173,806)
Cash and equivalents at beginning of period	686	232,009	39,642	—	272,337

Cash and equivalents at end of period	$291	$55,326	$42,914	$—	$98,531